Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Schedule of revenue generated from voyage and time agreements

For the years ended December 31,	2023	2022	2021
Voyage Charter	373,693,986	204,619,286	88,412,858
Time Charter (see Note 21)	39,402,620	66,353,135	80,585,367
Total	413,096,606	270,972,421	168,998,225

Schedule of earned revenue under voyage charters

For the years ended December 31,	2023	2022	2021
Freight	338,979,059	192,579,493	77,334,155
Demurrages	34,714,927	12,039,793	11,078,703
Total	373,693,986	204,619,286	88,412,858

Schedule of disclosure of revenue from charterers exceeding 10% of total receivables.

Customer	2023	2022
Charterer A	17%	59%
Charterer B	13%	10%
Charterer C	10%	10%

Schedule of disclosure of revenue from customers exceeding 10% of total revenue.

Customer	2023	2022	2021
A	—	18%	13%
B	—	14%	11%
C	—	11%	—
Total	—	43%	24%

Schedule of disaggregation of revenue from contracts with customers based on country exceeding 10% of revenue.

Country	2023	2022	2021
Singapore	73,621,309	42,408,360	37,250,890
United Kingdom	54,254,181	40,158,705	—
Hong Kong	—	51,127,139	26,879,765
Switzerland	81,031,483	44,257,631	27,755,018
United States	48,788,696	37,069,299	—
Turkey	49,470,684	—	—
Brazil	40,484,566	—	—
Other	65,445,687	55,951,287	77,112,552
Total	413,096,606	270,972,421	168,998,225